Financing receivables (Tables)	12 Months Ended
Mar. 31, 2018
Financing receivables
Summary of loans receivable reported within loans receivable or investments in and advances to affiliated companies

	Millions of yen
	March 31, 2017
	Carried at amortized cost	Carried at fair value(1)	Total
Loans receivable
Loans at banks	¥386,127	¥—	¥386,127
Short-term secured margin loans	358,572	—	358,572
Inter-bank money market loans	1,040	—	1,040
Corporate loans	592,425	537,664	1,130,089

Total loans receivable	¥1,338,164	¥537,664	¥1,875,828

Advances to affiliated companies	300	—	300

Total	¥1,338,464	¥537,664	¥1,876,128

	Millions of yen
	March 31, 2018
	Carried at amortized cost	Carried at fair value(1)	Total
Loans receivable
Loans at banks	¥491,559	¥—	¥491,559
Short-term secured margin loans	429,075	—	429,075
Inter-bank money market loans	1,385	—	1,385
Corporate loans	986,347	554,137	1,540,484

Total loans receivable	¥1,908,366	¥554,137	¥2,462,503

Advances to affiliated companies	—	—	—

Total	¥1,908,366	¥554,137	¥2,462,503

(1)	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.

Changes in allowance for credit losses

	Millions of yen
	Year ended March 31, 2016
	Allowance for credit losses against loans							Allowance for credit losses against receivables other than loans	Total allowance for doubtful accounts
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies		Subtotal
Opening balance	¥739	¥142	¥—	¥79		¥1	¥961	¥2,292	¥3,253
Provision for credit losses	173	(75)	7	(71)		(1)	33	287	320
Charge-offs	—	—	—	—		—	—	—	—
Other(1)	—	(1)	—			—	(1)	(95)	(96)

Ending balance	¥912	¥66	¥7	¥8	¥		¥993	¥2,484	¥3,477

	Millions of yen
	Year ended March 31, 2017
	Allowance for credit losses against loans							Allowance for credit losses against receivables other than loans	Total allowance for doubtful accounts
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies		Subtotal
Opening balance	¥912	¥66	¥7	¥8	¥		¥993	¥2,484	¥3,477
Provision for credit losses	72	5	(7)	465		—	535	(12)	523
Charge-offs	(16)	(5)	—	—			(21)	—	(21)
Other(1)	—	(66)	—			—	(66)	(362)	(428)

Ending balance	¥968	¥—	¥—	¥473	¥		¥1,441	¥2,110	¥3,551

	Millions of yen
	Year ended March 31, 2018
	Allowance for credit losses against loans							Allowance for credit losses against receivables other than loans	Total allowance for doubtful accounts
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies		Subtotal
Opening balance	¥968	¥—	¥—	¥473	¥		¥1,441	¥2,110	¥3,551
Provision for credit losses	172	—	—	(26)		—	146	24	170
Charge-offs		—	—	—				—
Other(1)	—	—	—	(30)		—	(30)	(177)	(207)

Ending balance	¥1,140	¥—	¥—	¥417		¥—	¥1,557	¥1,957	¥3,514

(1)	Includes the effect of foreign exchange movements.

Schedule of allowance for credit losses against loans and loans by impairment methodology and type of loans

	Millions of yen
	March 31, 2017
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies		Total
Allowance by impairment methodology
Evaluated individually	¥1	¥—	¥—	¥446		¥—	¥447
Evaluated collectively	967	—	—	27			994

Total allowance for credit losses	¥968	¥—	¥—	¥473	¥		¥1,441

Loans by impairment methodology
Evaluated individually	¥4,722	¥164,084	¥1,040	¥579,290		¥—	¥749,136
Evaluated collectively	381,405	194,488	—	13,135		300	589,328

Total loans	¥386,127	¥358,572	¥1,040	¥592,425		¥300	¥1,338,464

	Millions of yen
	March 31, 2018
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Total
Allowance by impairment methodology
Evaluated individually	¥—	¥—	¥—	¥417	¥—	¥417
Evaluated collectively	1,140	—	—		—	1,140

Total allowance for credit losses	¥1,140	¥—	¥—	¥417	¥—	¥1,557

Loans by impairment methodology
Evaluated individually	¥2,800	¥162,017	¥1,385	¥978,501	¥—	¥1,144,703
Evaluated collectively	488,759	267,058	—	7,846	—	763,663

Total loans	¥491,559	¥429,075	¥1,385	¥986,347	¥—	¥1,908,366

Analysis of each class of loans not carried at fair value using internal ratings or equivalent credit quality indicators

	Millions of yen
	March 31, 2017
	AAA-BBB	BB-CCC	CC-D	Others(1)	Total
Secured loans at banks	¥124,997	¥89,022	¥—	¥36,406	¥250,425
Unsecured loans at banks	134,141	1,559	1	1	135,702
Short-term secured margin loans	—	—	—	358,574	358,574
Unsecured inter-bank money market loans	1,040	—	—	—	1,040
Secured corporate loans	286,384	287,469	—	5,702	579,555
Unsecured corporate loans	1,859	284	—	10,727	12,870
Advances to affiliated companies	300	—	—	—	300

Total	¥548,721	¥378,334	¥1	¥411,410	¥1,338,466

	Millions of yen
	March 31, 2018
	AAA-BBB	BB-CCC	CC-D	Others(1)	Total
Secured loans at banks	¥152,137	¥106,385	¥—	¥46,948	¥305,470
Unsecured loans at banks	186,089	—	—	—	186,089
Short-term secured margin loans	—	—	—	429,075	429,075
Unsecured inter-bank money market loans	1,385	—	—	—	1,385
Secured corporate loans	273,894	701,761	—	3,555	979,210
Unsecured corporate loans	—	—	—	7,137	7,137
Advances to affiliated companies	—	—	—	—	—

Total	¥613,505	¥808,146	¥—	¥486,715	¥1,908,366

(1)	Relate to collateralized exposures where a specified ratio of LTV is maintained.